Assets and Liabilities - Summary of Carrying Amounts of Right-of-use Assets Recognized and Movements (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	kr 14,859	kr 13,903
Additions		3,963
Disposals	(1,177)
Depreciation expense	(2,991)	(3,007)
Impairment expense	(3,239)
Modifications		0
Exchange rate adjustments	148
Right-of-use assets	5,434	14,859
Modifications	(2,166)
Office Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	11,452	10,095
Additions		3,963
Disposals	(1,177)
Depreciation expense	(2,824)	(2,606)
Modifications		0
Exchange rate adjustments	149
Right-of-use assets	5,434	11,452
Modifications	(2,166)
Operating Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	3,407	3,808
Depreciation expense	(167)	(401)
Impairment expense	(3,239)
Exchange rate adjustments	kr (1)
Right-of-use assets		kr 3,407